Label	Element	Value
FROST MID CAP EQUITY FUND | INVESTOR CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FROST MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Frost Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,757
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers mid-capitalization companies to be those companies with total market capitalizations between $2 billion and $25 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

In selecting investments for the Fund, the Adviser performs fundamental analyses to seek to identify high-quality companies, focusing on the following characteristics:

     o     Strong balance sheets;

     o     Competitive advantages;

     o     High and/or improving financial returns;

     o     Free cash flow;

     o     Reinvestment opportunities; and

     o     Prominent market share positions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MID-CAPITALIZATION COMPANY RISK -- The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

MANAGEMENT RISK -- The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

SECTOR FOCUS RISK -- Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Prior to March 31, 2015, Investor Class Shares of the Fund were called "Class A Shares," and shareholders were charged a sales charge on certain purchases of Class A Shares. The performance information provided for the period prior to March 31, 2015 represents the performance of Investor Class Shares when they were called Class A Shares, but does not include the Maximum Sales Charge (Load) that was applicable to Class A Shares. If sales charges were included, the returns would be lower. Prior to October 1, 2015, the Fund had a sub-adviser. Therefore, the past performance shown below may have differed if the Fund did not have a sub-adviser. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Return 2013	rr_AnnualReturn2013	35.24%
Annual Return 2014	rr_AnnualReturn2014	1.09%
Annual Return 2015	rr_AnnualReturn2015	(0.97%)
Annual Return 2016	rr_AnnualReturn2016	7.77%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
12.24%	(9.84)%
(03/31/2013)	(09/30/2015)

The performance information shown above is based on a calendar year. The Fund's performance for Investor Class Shares from 1/1/17 to 9/30/17 was 13.38%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.84%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's Investor Class Shares' average annual total returns (after applicable sales charges) for the periods ended December 31, 2016 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
1 YEAR	rr_AverageAnnualReturnYear01	7.77%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.19%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2012
FROST MID CAP EQUITY FUND | FUND RETURN AFTER TAXES ON DISTRIBUTIONS | INVESTOR CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
1 YEAR	rr_AverageAnnualReturnYear01	6.12%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.23%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2012
FROST MID CAP EQUITY FUND | FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | INVESTOR CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 YEAR	rr_AverageAnnualReturnYear01	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.29%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2012
FROST MID CAP EQUITY FUND | RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES) | INVESTOR CLASS SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 YEAR	rr_AverageAnnualReturnYear01	13.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.88%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2012

[1]	Management Fees have been restated to reflect current fees.
[2]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.80% of the Fund's Investor Class Shares' average daily net assets until November 30, 2018 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.